EMPOWER FUNDS, INC.
 ("Empower Funds")
Empower Emerging Markets Equity Fund	Empower International Growth Fund
Institutional Class Ticker / MXENX	Institutional Class Ticker / MXHTX
Investor Class Ticker / MXEOX	Investor Class Ticker / MXIGX
Empower International Index Fund	Empower International Value Fund
Institutional Class Ticker / MXPBX	Institutional Class Ticker / MXJVX
Investor Class Ticker / MXINX	Investor Class Ticker / MXIVX
(the "Fund(s)")
Quarterly Holdings Report

September 30, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.97%
$ 2,648,000	Aluminum Corp of China Ltd Class H	$ 2,738,902
10,973,900	Aneka Tambang Tbk	2,076,199
70,318	Anglogold Ashanti PLC(a)	4,945,465
97,513	Anji Microelectronics Technology Shanghai Co Ltd Class A	3,135,877
144,881	Archean Chemical Industries Ltd	1,124,827
967,000	China Hongqiao Group Ltd	3,275,069
1,028,000	China Nonferrous Mining Corp Ltd	1,974,840
66,558	Cia de Minas Buenaventura SAA ADR	1,619,356
139,000	Daxin Materials Corp	1,799,555
105,000	Eternal Materials Co Ltd	140,411
209,767	Gold Fields Ltd Sponsored ADR	8,801,823
279,300	Grupo Mexico SAB de CV Series B	2,430,407
300,537	Harmony Gold Mining Co Ltd Sponsored ADR	5,454,747
308,203	Hindalco Industries Ltd	2,645,017
33,700	Industrias Penoles SAB de CV(b)	1,505,684
29,275	KGHM Polska Miedz SA(b)	1,291,028
14,074	LG Chem Ltd(b)	2,793,955
118,900	Lloyds Metals & Energy Ltd	1,641,439
755,146	National Aluminium Co Ltd	1,819,284
68,027	Navin Fluorine International Ltd	3,540,089
664,000	Satellite Chemical Co Ltd Class A	1,810,721
539,918	Vedanta Ltd	2,833,934
29,129	Wheaton Precious Metals Corp	3,257,787
1,596,967	Yunnan Aluminium Co Ltd Class A	4,639,750
161,503	Zijin Gold International Co Ltd(b)	1,485,746
3,218,000	Zijin Mining Group Co Ltd Class H	13,454,528
		82,236,440
Communications — 19.13%
283,000	Accton Technology Corp	9,786,483
302,700	Advanced Info Service PCL	2,719,229
3,249,200	Alibaba Group Holding Ltd	72,665,487
351,000	Arcadyan Technology Corp	2,536,666
62,240	Bilibili Inc Class Z(b)	1,759,956
80,782	Cartrade Tech Ltd(b)	2,229,189
2,497,986	Eternal Ltd(b)	9,170,446
372,012	Etihad Etisalat Co	6,700,819
237,334,800	GoTo Gojek Tokopedia Tbk PT(b)	771,365
30,000	Hithink RoyalFlush Information Network Co Ltd Class A	1,574,385
1,278,048	Indus Towers Ltd(b)	4,934,696
Shares		Fair Value
Communications — (continued)
$ 178,675	Info Edge India Ltd	$ 2,636,034
399,009	JD.com Inc Class A	6,990,842
25,508	Kakao Corp	1,086,103
125,364	Kanzhun Ltd ADR(b)	2,928,503
599,600	Kuaishou Technology(c)	6,485,190
362,389	Magyar Telekom Telecommunications PLC(b)	1,935,448
34,796	MakeMyTrip Ltd(b)	3,256,906
1,830,500	Meitu Inc(c)	2,177,261
675,410	Meituan Class B(b)(c)	9,022,646
1,656	MercadoLibre Inc(b)	3,869,973
6,491	Naspers Ltd Class N	2,358,645
14,531	NCSoft Corp	2,238,697
74,190	PDD Holdings Inc ADR(b)	9,805,692
127,153	Saudi Telecom Co	1,495,209
11,319	Sea Ltd ADR(b)	2,023,045
319,100	Telefonica Brasil SA	2,039,098
8,434,100	Telkom Indonesia Persero Tbk PT	1,552,943
651,621	Telkom SA SOC Ltd	1,930,715
1,223,000	Tencent Holdings Ltd	104,211,343
288,908	Tencent Music Entertainment Group ADR	6,743,113
59,879	Trip.com Group Ltd ADR	4,502,901
5,124,600	True Corp PCL NVDR(b)	1,645,400
102,196	Vipshop Holdings Ltd ADR	2,007,129
2,749,200	Xiaomi Corp Class B(b)(c)	19,106,796
		316,898,353
Consumer, Cyclical — 8.29%
1,972,000	Alibaba Health Information Technology Ltd(b)	1,679,421
315,800	ANTA Sports Products Ltd	3,782,774
40,182	Atour Lifestyle Holdings Ltd ADR	1,510,441
100,364	Beijing Roborock Technology Co Ltd Class A	2,969,188
606,500	BYD Co Ltd Class H	8,572,682
123,023	Clicks Group Ltd	2,510,609
208,117	Contemporary Amperex Technology Co Ltd Class A	11,803,030
5,272	Force Motors Ltd	996,554
805,211	Ford Otomotiv Sanayi AS(a)	1,920,046
276,400	Fuyao Glass Industry Group Co Ltd Class H	2,784,144
2,005,000	Geely Automobile Holdings Ltd	5,037,009
120,605	H World Group Ltd ADR(a)	4,716,862
835,600	Haier Smart Home Co Ltd Class H	2,710,854
49,749	Hero MotoCorp Ltd	3,067,637
11,952	Hyundai Mobis Co Ltd	2,542,846
164,751	Hyundai Motor India Ltd	4,793,216
165,250	JD Health International Inc(b)(c)	1,407,104
480,760	Jollibee Foods Corp	1,767,743
86,236	JUMBO SA	2,958,399
7,088	JYP Entertainment Corp	378,068

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 124,145	Kia Corp(b)	$ 8,910,743
54,649,722	Latam Airlines Group SA(b)	1,241,557
39,699	LG Electronics Inc	2,141,405
56,083	Li Auto Inc ADR(a)(b)	1,421,143
1,032,200	Loncin Motor Co Ltd Class A	1,747,313
35,220,000	Map Aktif Adiperkasa PT	1,141,964
1,228,500	Marcopolo SA	2,045,096
222,000	Merida Industry Co Ltd	742,417
478,400	Midea Group Co Ltd Class A	4,892,180
115,000	Nien Made Enterprise Co Ltd	1,607,618
5,850,200	Nusantara Sejahtera Raya Tbk PT(c)	41,775
130,417	OPAP SA	3,042,425
254,000	Pop Mart International Group Ltd	8,699,967
444,000	President Chain Store Corp	3,615,896
877,000	Raia Drogasil SA	3,025,360
160,400	Shenzhou International Group Holdings Ltd	1,269,837
2,577,800	Sime Darby Bhd	1,397,520
1,115,008	Tata Motors Ltd	8,543,907
224,955	Turk Hava Yollari AO	1,705,867
84,704	TVS Motor Co Ltd	3,280,379
187,328	Wal-Mart de Mexico SAB de CV(b)	578,754
1,425,000	Weichai Power Co Ltd Class H	2,549,277
734,700	Yutong Bus Co Ltd Class A	2,808,362
463,394	Zabka Group SA(a)(b)	2,995,780
		137,355,169
Consumer, Non-Cyclical — 8.09%
325,300	99 Speed Mart Retail Holdings Bhd	212,066
76,179	Acutaas Chemicals Ltd	1,132,193
174,041	Adani Ports & Special Economic Zone Ltd	2,751,515
46,472	Ajanta Pharma Ltd	1,261,250
2,386,800	Alfa SAB de CV Class A	1,914,549
18,548	Alkem Laboratories Ltd	1,133,626
350,469	Almarai Co JSC	4,701,335
3,404	Alteogen Inc(b)	1,120,289
51,823	Apollo Hospitals Enterprise Ltd	4,327,517
309,582	Arca Continental SAB de CV	3,251,596
4,859,700	Bangkok Dusit Medical Services PCL Class F	3,044,342
2,908,100	Bangkok Dusit Medical Services PCL NVDR	1,837,213
11,947	BeOne Medicines Ltd ADR(a)(b)	4,070,343
79,007	Bid Corp Ltd	1,977,462
52,487	Britannia Industries Ltd	3,541,548
2,261,800	Charoen Pokphand Foods PCL NVDR	1,556,181
904,000	China Resources Beer Holdings Co Ltd	3,180,620
260,739	Cipla Ltd	4,423,722
8,479	CJ CheilJedang Corp	1,394,398
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 270,315	Dino Polska SA(b)(c)	$ 3,258,278
16,038	Gillette India Ltd	1,711,936
386,000	Hengan International Group Co Ltd	1,258,638
3,384,800	Indofood Sukses Makmur Tbk PT	1,468,639
226,500	Innovent Biologics Inc(b)(c)	2,820,181
856,130	International Container Terminal Services Inc	6,943,138
442,400	Jiangsu Hengrui Pharmaceuticals Co Ltd Class H(b)	5,018,945
2,918,100	KPJ Healthcare Bhd	1,907,108
20,400	Kweichow Moutai Co Ltd Class A	4,145,985
188,460	Lupin Ltd	4,074,050
144,400	Mao Geping Cosmetics Co Ltd Class H(a)	1,924,564
212,681	Marico Ltd	1,671,428
17,789,700	Monde Nissin Corp(c)	2,041,842
181,812	SAI Life Sciences Ltd(b)(c)	1,766,262
5,673	Samsung Biologics Co Ltd(b)(c)	4,042,854
81,150	Shenzhen Mindray Bio Medical Electronics Co Ltd Class A	2,808,189
1,952,600	Star Lake Bioscience Co Inc Class A	2,085,297
10,557,700	Sumber Alfaria Trijaya Tbk PT	1,224,024
621,206	Sun Pharmaceutical Industries Ltd	11,182,865
435,557	Tata Consumer Products Ltd	5,541,731
108,757	Tiger Brands Ltd	1,944,401
218,308	Torrent Pharmaceuticals Ltd	8,880,357
3,639,000	Uni-President China Holdings Ltd	3,845,691
1,537,100	Westports Holdings Bhd	1,959,358
307,000	Wuxi Biologics Cayman Inc(b)(c)	1,621,118
601,004	Zhejiang NHU Co Ltd Class A	2,013,900
		133,992,544
Diversified — 0.08%
856,000	CITIC Ltd	1,253,798
Energy — 2.34%
591,000	Adaro Andalan Indonesia PT(b)	264,203
2,915,402	ADNOC Drilling Co PJSC	4,468,688
2,072,459	ADNOC Gas PLC	1,997,629
299,709	Bharat Petroleum Corp Ltd	1,147,966
2,044,818	Gulf International Services QSC	1,770,773
41,711	HD Hyundai Co Ltd	4,628,330
363,735	Hindustan Petroleum Corp Ltd	1,819,668
661,300	Indian Oil Corp Ltd	1,116,838

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Energy — (continued)
$ 89,412	ORLEN SA	$ 2,130,409
1,466,000	PetroChina Co Ltd Class H	1,329,025
362,407	Petroleo Brasileiro SA Sponsored ADR	4,588,073
1,339,600	PTT Exploration & Production PCL	4,743,759
379,036	Reliance Industries Ltd(b)	5,821,920
239,459	Saudi Arabian Oil Co(a)(c)	1,572,296
34,277	WAAREE Energies Ltd(b)	1,283,682
		38,683,259
Financial — 22.82%
137,126	360 ONE WAM Ltd	1,579,661
768,733	Abu Dhabi Commercial Bank PJSC	3,054,809
767,922	Abu Dhabi Islamic Bank PJSC	4,558,568
4,588,000	Agricultural Bank of China Ltd Class H	3,088,042
220,956	Al Rajhi Bank	6,313,865
1,540,516	Aldar Properties PJSC	3,979,261
910,421	Alpha Bank SA	3,872,078
1,028,656	Axis Bank Ltd	13,104,508
984,776	Bajaj Finance Ltd	11,080,192
616,800	Banco del Bajio SA(c)	1,555,009
1,227,000	Bangkok Bank PCL	5,603,950
13,708,500	Bank Central Asia Tbk PT	6,277,951
1,507,828	Bank of Baroda	4,390,529
7,371,000	Bank of China Ltd Class H	4,029,040
1,241,500	Bank of Hangzhou Co Ltd Class A	2,665,228
492,940	Bank of Ningbo Co Ltd Class A	1,831,556
4,535,692	Bank of Shanghai Co Ltd Class A	5,709,080
75,013	Bank Polska Kasa Opieki SA	3,615,127
18,874,300	Bank Rakyat Indonesia Persero Tbk PT	4,423,805
953,544	BDO Unibank Inc	2,177,423
24,461,400	BFI Finance Indonesia Tbk PT	1,122,891
206,300	BOC Aviation Ltd(c)	1,843,216
4,781,232	Canara Bank	6,662,738
20,328	Capitec Bank Holdings Ltd	4,101,897
2,439,000	China Construction Bank Corp Class H	2,339,406
1,303,000	China Life Insurance Co Ltd Class H	3,689,966
1,845,500	China Merchants Bank Co Ltd Class H	11,045,273
679,600	China Pacific Insurance Group Co Ltd Class H	2,700,067
7,837,000	Chongqing Rural Commercial Bank Co Ltd Class H	6,047,295
2,380,500	CIMB Group Holdings Bhd(b)	4,159,558
124,531	Co for Cooperative Insurance	4,516,084
1,624,655	Commercial International Bank GDR(a)	3,054,351
Shares		Fair Value
Financial — (continued)
$ 85,736	Computer Age Management Services Ltd	$ 3,629,937
26,513	Credicorp Ltd	7,059,882
555,624	Emaar Development PJSC	2,036,023
1,347,942	Emaar Properties PJSC	4,789,111
236,833	FinVolution Group ADR	1,745,459
145,125	Five-Star Business Finance Ltd	876,229
1,935,200	Gentera SAB de CV	5,037,321
164,959	Godrej Properties Ltd(b)	3,660,650
398,200	Grupo Financiero Inbursa SAB de CV Class O(a)	1,099,135
113,050	Hana Financial Group Inc	7,028,878
1,174,763	HDFC Bank Ltd	12,589,590
3,172,300	Huaxia Bank Co Ltd Class A	2,934,576
817,290	ICICI Bank Ltd	12,386,233
2,734,000	Industrial & Commercial Bank of China Ltd Class H	2,013,168
165,233	Investec Ltd	1,225,805
661,620	Itau Unibanco Holding SA	4,851,901
154,500	JF SmartInvest Holdings Ltd(a)	1,476,760
1,934,671	Jiangsu Changshu Rural Commercial Bank Co Ltd Class A	1,859,182
217,780	JSE Ltd	1,610,201
601,544	Karur Vysya Bank Ltd	1,427,250
148,451	KB Financial Group Inc	12,252,537
180,683	KE Holdings Inc ADR	3,432,977
13,255	KIWOOM Securities Co Ltd	2,317,201
261,766	LexinFintech Holdings Ltd ADR	1,395,213
459,162	LIC Housing Finance Ltd	2,919,387
244,094	Life Insurance Corp of India	2,475,532
532,669	Manappuram Finance Ltd	1,685,458
28,230	Meritz Financial Group Inc	2,289,935
953,850	Metropolitan Bank & Trust Co	1,114,866
258,270	Mirae Asset Securities Co Ltd	3,944,144
361,402	National Bank of Greece SA	5,262,549
581,700	New China Life Insurance Co Ltd Class H	3,445,195
101,506	Nova Ljubljanska Banka dd GDR	4,123,402
618,600	NU Holdings Ltd Class A(b)	9,903,786
113,400	Oberoi Realty Ltd	2,020,652
5,710,032	Old Mutual Ltd(a)	4,412,114
90,040	OTP Bank Nyrt	7,788,761
2,865,000	People's Insurance Co Group of China Ltd Class H	2,506,424
4,272,000	PICC Property & Casualty Co Ltd Class H	9,637,007
2,562,000	Ping An Insurance Group Co of China Ltd Class H	17,429,515
622,818	Piraeus Financial Holdings SA	5,290,369
480,354	Power Finance Corp Ltd	2,218,217
549,172	Prologis Property Mexico SA de CV REIT	2,249,046
66,892	Qfin Holdings Inc ADR	1,925,152

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 132,099	Saudi Awwal Bank	$ 1,130,323
580,997	Saudi National Bank	6,069,933
232,972	SBI Life Insurance Co Ltd(c)	4,700,918
3,471,296	South Indian Bank Ltd	1,130,872
2,199,800	SP Setia Bhd Group	539,140
1,456,500	Srisawad Corp PCL	1,347,218
1,050,824	State Bank of India	10,315,647
995,000	Sunshine Insurance Group Co Ltd Class A	491,065
38,422,600	TMBThanachart Bank PCL(b)	2,252,830
2,317,225	Union Bank of India Ltd	3,612,959
522,489	Woori Financial Group Inc	9,676,055
5,317,769	Yes Bank Ltd(b)	1,271,650
		378,107,764
Industrial — 8.35%
45,343	Amber Enterprises India Ltd(b)	4,136,666
730,691	Aselsan Elektronik Sanayi Ve Ticaret AS	3,786,230
381,700	Bharat Electronics Ltd	1,737,437
267,552	Cemex SAB de CV Sponsored ADR	2,405,292
1,240,700	China Tower Corp Ltd Class H(c)	1,828,964
231,000	Compeq Manufacturing Co Ltd	558,678
176,000	CyberPower Systems Inc	1,211,796
1,147,000	Delta Electronics Inc	32,311,112
630,300	Delta Electronics Thailand PCL NVDR	3,093,939
445,000	E Ink Holdings Inc	3,535,469
2,117,480	Electrical Industries Co	6,181,769
68,000	Elite Material Co Ltd	2,752,044
289,000	Evergreen Marine Corp Taiwan Ltd	1,702,132
82,000	Genius Electronic Optical Co Ltd	1,156,162
111,634	Grasim Industries Ltd	3,467,207
75,356	Han Kuk Carbon Co Ltd	1,759,687
1,649	Hanwha Aerospace Co Ltd	1,304,088
9,331	HD Hyundai Electric Co Ltd	3,881,110
6,771	HD Hyundai Heavy Industries Co Ltd	2,487,010
3,170	HD Hyundai Marine Solution Co Ltd	475,377
20,560	HD Korea Shipbuilding & Offshore Engineering Co Ltd(b)	6,024,483
36,504	Hindustan Aeronautics Ltd	1,950,703
214,000	Hon Hai Precision Industry Co Ltd	1,527,991
33,811	Hyundai Rotem Co Ltd	5,285,366
63,811	IsuPetasys Co Ltd	3,255,500
1,731,500	JD Logistics Inc(b)(c)	2,909,022
49,000	Jentech Precision Industrial Co Ltd	3,908,857
236,781	Jiangsu Hengli Hydraulic Co Ltd Class A	3,195,845
Shares		Fair Value
Industrial — (continued)
$ 567,866	Jindal Saw Ltd	$ 1,297,911
16,637	JK Cement Ltd	1,180,076
4,635	LIG Nex1 Co Ltd	1,702,150
111,000	Lotes Co Ltd	5,673,893
791,600	Nanofilm Technologies International Ltd(a)	473,363
102,427	Samsung Heavy Industries Co Ltd(b)	1,599,663
11,601	Solar Industries India Ltd	1,742,567
473,000	Sunonwealth Electric Machine Industry Co Ltd	1,974,151
1,409,800	Sunway Construction Group Bhd	2,029,768
3,218,598	Suzlon Energy Ltd(b)	1,993,440
146,500	Techtronic Industries Co Ltd	1,872,743
39,186	Titan SA	1,605,544
395,734	Wiselink Co Ltd	2,662,127
95,450	Yankey Engineering Co Ltd	1,391,576
607,000	Zhen Ding Technology Holding Ltd	3,319,512
		138,348,420
Technology — 22.97%
826,000	ASE Technology Holding Co Ltd	4,510,278
101,000	Asia Vital Components Co Ltd	3,285,193
28,174	Asseco Poland SA	1,554,580
151,000	Asustek Computer Inc	3,335,933
86,869	Bizlink Holding Inc	2,962,078
61,000	Chunghwa Precision Test Tech Co Ltd	3,883,095
153,756	Coforge Ltd	2,757,970
11,297	Elm Co(a)	2,697,580
40,000	Global Unichip Corp	1,771,882
252,553	HCL Technologies Ltd	3,942,716
811,324	Infosys Ltd	13,195,767
171,000	International Games System Co Ltd	4,427,695
529,800	Kingsoft Corp Ltd	2,350,842
530,000	MediaTek Inc	22,985,968
161,999	Montage Technology Co Ltd Class A	3,536,387
63,195	NAURA Technology Group Co Ltd Class A	4,026,507
599,800	NetEase Inc	18,217,343
61,291	Netweb Technologies India Ltd	2,522,133
80,979	Rasan Information Technology Co(a)(b)	2,211,571
420,000	Realtek Semiconductor Corp	7,603,483
39,600	Rockchip Electronics Co Ltd Class A	1,262,229
1,018,008	Samsung Electronics Co Ltd	61,029,916
157,800	Shanghai Amarsoft Information & Technology Co Ltd Class A	1,101,325
16,567	Silicon Motion Technology Corp ADR	1,570,717
123,685	SK Hynix Inc(b)	30,661,264

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
$ 3,951,000	Taiwan Semiconductor Manufacturing Co Ltd	$ 171,622,854
179,400	TOTVS SA	1,538,750
		380,566,056
Utilities — 1.64%
590,500	Cia De Sanena Do Parana	4,102,906
3,002,000	Huaneng Power International Inc Class H	2,089,654
271,079	Korea Electric Power Corp(b)	6,994,047
280,128	Nava Ltd	2,054,828
1,353,125	PGE Polska Grupa Energetyczna SA(b)	4,000,694
788,045	Saudi Electricity Co	3,191,937
1,007,831	Tauron Polska Energia SA(b)	2,522,421
721,400	Tenaga Nasional Bhd	2,267,765
		27,224,252
TOTAL COMMON STOCK — 98.68% (Cost $1,228,248,898)		$1,634,666,055
PREFERRED STOCK
Consumer, Cyclical — 0.00%(d)
344,804	TVS Motor Co Ltd(b)	38,834
Shares		Fair Value
Financial — 0.80%
$ 3,984,700	Banco Bradesco SA(b)	$ 13,266,736
TOTAL PREFERRED STOCK — 0.80% (Cost $11,612,485)		$13,305,570
GOVERNMENT MONEY MARKET MUTUAL FUNDS
20,988,213	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 4.09%(f)	20,988,213
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.27% (Cost $20,988,213)		$20,988,213
TOTAL INVESTMENTS — 100.75% (Cost $1,260,849,596)		$1,668,959,838
OTHER ASSETS & LIABILITIES, NET — (0.75)%		$(12,342,238)
TOTAL NET ASSETS — 100.00%		$1,656,617,600

(a)	All or a portion of the security is on loan as of September 30, 2025.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $68,200,732, representing 4.12% of net assets.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of September 30, 2025.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Summary of Investments by Country as of September 30, 2025.
Country	Fair Value	Percentage of Fund Investments
China	$421,762,107	25.27%
Taiwan	311,873,720	18.69
India	266,860,692	15.99
South Korea	195,246,100	11.70
Hong Kong	85,921,024	5.15
Saudi Arabia	46,782,720	2.80
Brazil	45,361,704	2.72
South Africa	36,328,421	2.18
Thailand	27,844,061	1.67
United States	25,058,556	1.50
United Arab Emirates	24,884,088	1.49
Mexico	22,026,794	1.32
Greece	20,425,821	1.22
Indonesia	20,365,758	1.22
Poland	18,372,538	1.10
Malaysia	14,472,283	0.87
Philippines	14,045,012	0.84
Ireland	9,805,692	0.59
Hungary	9,724,209	0.58
Singapore	8,842,525	0.53
Peru	8,679,238	0.52
Turkey	7,412,143	0.44
United Kingdom	4,945,465	0.30
Slovenia	4,123,402	0.25
Uruguay	3,869,973	0.23
Canada	3,257,787	0.19
Egypt	3,054,351	0.18
Luxembourg	2,995,780	0.18
Qatar	1,770,773	0.11
Belgium	1,605,544	0.10
Chile	1,241,557	0.07
Total	$1,668,959,838	100.00%
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.42%
$ 52,459	Air Liquide SA	$ 10,930,212
81,131	Novonesis Class B(a)	4,993,129
		15,923,341
Communications — 6.09%
413,000	M3 Inc	6,685,772
54,482	Prosus NV	3,852,709
73,163	Scout24 SE(b)	9,178,865
22,039	Sea Ltd ADR(a)	3,939,030
1,050,297	Telstra Group Ltd	3,348,475
152,500	Tencent Holdings Ltd	12,994,465
		39,999,316
Consumer, Cyclical — 18.34%
43,560	Cie Financiere Richemont SA Class A(a)	8,362,057
338,673	Clicks Group Ltd	6,911,518
176,315	Compass Group PLC	6,007,452
46,700	Cosmos Pharmaceutical Corp	2,728,843
33,192	Dollarama Inc	4,377,423
32,949	IMCD NV	3,415,089
197,084	Industria de Diseno Textil SA	10,907,417
89,598	InterContinental Hotels Group PLC	10,830,913
11,406	LVMH Moet Hennessy Louis Vuitton SE	7,019,060
14,190	Next PLC	2,364,571
75,700	Nintendo Co Ltd	6,549,507
7,751	Rational AG	5,923,167
96,776	Ryanair Holdings PLC Sponsored ADR	5,827,851
36,000	Sanrio Co Ltd(c)	1,689,843
479,300	Sony Group Corp	13,778,294
205,900	Suzuki Motor Corp	2,997,674
183,500	Toei Animation Co Ltd(c)	3,787,720
64,922	Toromont Industries Ltd(c)	7,208,269
204,836	Universal Music Group NV	5,919,258
133,776	Volvo AB Class B(c)	3,847,077
		120,453,003
Consumer, Non-Cyclical — 18.39%
136,200	Ajinomoto Co Inc	3,904,747
4,760	Argenx SE(a)	3,516,934
64,394	AstraZeneca PLC	9,863,464
42,477	Coloplast A/S Class B	3,661,097
314,392	Diageo PLC	7,520,552
45,347	EssilorLuxottica SA(a)	14,772,001
147,851	Experian PLC	7,424,139
801,307	Haleon PLC	3,604,941
39,641	Heineken NV	3,104,256
114,300	Kao Corp	4,981,314
6,692	Lonza Group AG(a)	4,474,528
109,401	Novo Nordisk A/S Class B	6,091,630
33,314	Pernod Ricard SA	3,279,793
205,300	Recruit Holdings Co Ltd	11,037,724
349,529	RELX PLC	16,727,059
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 245,100	Terumo Corp	$ 4,043,298
132,006	Unilever PLC	7,840,709
36,109	Wolters Kluwer NV	4,928,890
		120,777,076
Financial — 16.02%
113,777	3i Group PLC	6,270,191
603,800	AIA Group Ltd	5,786,798
25,003	Aon PLC Class A	8,915,570
259,735	Computershare Ltd	6,240,349
169,910	DBS Group Holdings Ltd	6,738,258
16,355	Deutsche Boerse AG	4,379,737
203,055	Gjensidige Forsikring ASA(a)	5,967,111
254,205	HDFC Bank Ltd ADR	8,683,643
251,400	Hong Kong Exchanges & Clearing Ltd	14,272,118
110,389	London Stock Exchange Group PLC(a)	12,656,777
6,733	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,298,860
378,426	NatWest Group PLC	2,671,931
6,867	Partners Group Holding AG	8,984,856
220,253	QBE Insurance Group Ltd	2,997,258
104,800	Rakuten Bank Ltd(a)	5,849,875
479,300	Sony Financial Group Inc(a)	531,529
		105,244,861
Industrial — 21.43%
243,664	Assa Abloy AB Class B	8,481,428
251,134	Atlas Copco AB Class A	4,258,726
363,100	Azbil Corp	3,442,778
19,993	Bilfinger SE	2,208,369
84,058	Diploma PLC	6,010,878
23,277	DSV A/S	4,650,063
86,326	Ferrovial SE	4,958,602
237,257	Halma PLC	11,038,089
564,093	Hexagon AB Class B	6,731,408
286,600	Hitachi Ltd	7,592,914
45,700	Hoya Corp	6,318,955
298,900	IHI Corp	5,566,796
12,000	Keyence Corp	4,470,731
37,211	Legrand SA	6,183,038
98,000	Lotes Co Ltd	5,009,383
48,364	Prysmian SpA	4,813,271
952	Rheinmetall AG	2,226,898
632,833	Rolls-Royce Holdings PLC	10,168,046
43,396	Safran SA	15,399,943
15,362	Sartorius AG(c)	3,591,287
32,254	Schneider Electric SE	9,078,628
7,031	Siemens AG	1,898,221
41,319	SPIE SA	2,233,778
11,048	VAT Group AG(b)	4,410,002
		140,742,232
Technology — 14.60%
25,246	Accenture PLC Class A	6,225,664

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
$ 48,500	Advantest Corp	$ 4,798,724
22,423	ASML Holding NV	21,866,683
36,143	Check Point Software Technologies Ltd(a)	7,478,348
112,192	Indra Sistemas SA	5,023,478
82,400	Obic Co Ltd	2,871,920
271,513	Sage Group PLC	4,025,928
57,075	SAP SE	15,282,859
77,229	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	21,569,288
787,500	TOTVS SA	6,754,544
		95,897,436
Utilities — 0.74%
206,938	SSE PLC	4,852,481
TOTAL COMMON STOCK — 98.03% (Cost $557,738,989)		$643,889,746
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
8,684,893	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.09%(e)	$ 8,684,893
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.32% (Cost $8,684,893)		$8,684,893
TOTAL INVESTMENTS — 99.35% (Cost $566,423,882)		$652,574,639
OTHER ASSETS & LIABILITIES, NET — 0.65%		$4,254,260
TOTAL NET ASSETS — 100.00%		$656,828,899

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $13,588,867, representing 2.07% of net assets.
(c)	All or a portion of the security is on loan as of September 30, 2025.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2025.
ADR	American Depositary Receipt
Summary of Investments by Country as of September 30, 2025.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$131,369,551	20.13%
Japan	103,628,958	15.88
France	68,896,453	10.56
Netherlands	51,562,421	7.90
Germany	48,988,262	7.51
Taiwan	26,578,671	4.07
Switzerland	26,231,443	4.02
Sweden	23,318,641	3.57
Hong Kong	20,058,917	3.07
Ireland	19,477,654	2.98
Denmark	19,395,919	2.97
Spain	15,930,894	2.44
China	12,994,465	1.99
Australia	12,586,082	1.93
Canada	11,585,692	1.78
Singapore	10,677,288	1.64
United States	8,684,893	1.33
India	8,683,643	1.33
Israel	7,478,348	1.15
South Africa	6,911,518	1.06
Brazil	6,754,544	1.04
Norway	5,967,111	0.91
Italy	4,813,271	0.74
Total	$652,574,639	100.00%
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.73%
$ 91,077	Air Liquide SA	$ 18,976,552
25,047	Akzo Nobel NV	1,787,552
181,649	Anglo American PLC	6,847,037
57,251	Antofagasta PLC	2,128,386
72,320	ArcelorMittal SA	2,609,018
8,854	Arkema SA	561,416
195,400	Asahi Kasei Corp	1,535,791
139,158	BASF SE	6,952,945
799,244	BHP Group Ltd	22,327,042
74,937	BlueScope Steel Ltd	1,125,619
40,954	Boliden AB(a)	1,671,676
19,022	Brenntag SE	1,139,851
26,885	Covestro AG(a)	1,840,206
27,985	DSM-Firmenich AG	2,387,641
1,209	EMS-Chemie Holding AG(a)	858,959
295,305	Evolution Mining Ltd	2,105,091
44,661	Evonik Industries AG	776,616
253,563	Fortescue Ltd	3,140,236
34,232	Fresnillo PLC	1,091,032
1,452	Givaudan SA(a)	5,922,769
1,591,324	Glencore PLC	7,327,971
9,885	Holmen AB Class B(b)	375,571
105,397	ICL Group Ltd	658,127
98,300	JFE Holdings Inc(b)	1,206,252
210,200	Mitsubishi Chemical Group Corp	1,207,420
66,234	Mondi PLC	915,707
147,700	Nippon Paint Holdings Co Ltd	1,007,664
26,200	Nippon Sanso Holdings Corp	927,892
736,370	Nippon Steel Corp(b)	3,032,918
117,400	Nitto Denko Corp	2,782,937
233,642	Norsk Hydro ASA	1,588,560
202,900	Northern Star Resources Ltd	3,168,346
52,761	Novonesis Class B(a)	3,247,125
57,921	Rio Tinto Ltd	4,672,084
177,704	Rio Tinto PLC	11,709,927
263,200	Shin-Etsu Chemical Co Ltd	8,618,099
698,714	South32 Ltd	1,266,570
37,000	Sumitomo Metal Mining Co Ltd	1,191,214
11,314	Syensqo SA	918,566
19,777	Symrise AG	1,720,016
230,100	Toray Industries Inc	1,467,984
85,248	UPM-Kymmene OYJ(a)	2,334,662
24,574	Yara International ASA	900,735
		148,031,782
Communications — 5.19%
145,280	Auto Trader Group PLC(c)	1,542,959
901,706	BT Group PLC	2,319,209
55,407	CAR Group Ltd	1,347,540
33,581	Delivery Hero SE(a)(c)	964,259
549,613	Deutsche Telekom AG	18,725,078
22,640	Elisa OYJ(a)	1,188,338
390,919	Grab Holdings Ltd Class A(a)	2,353,332
575,900	HKT Trust & HKT Ltd	851,480
Shares		Fair Value
Communications — (continued)
$ 192,058	Informa PLC	$ 2,378,368
490,700	KDDI Corp	7,825,943
637,478	Koninklijke KPN NV	3,059,610
425,200	LY Corp	1,364,896
74,600	M3 Inc	1,207,648
39,500	MonotaRO Co Ltd	573,491
840,674	Nokia OYJ(a)	4,042,645
4,649,200	NTT Inc	4,859,907
291,122	Orange SA	4,722,297
91,824	Pearson PLC	1,305,217
206,022	Prosus NV	14,568,899
34,271	Publicis Groupe SA	3,298,021
225,400	Rakuten Group Inc(a)	1,461,643
10,920	Scout24 SE(c)	1,369,999
60,100	Sea Ltd ADR(a)	10,741,673
1,158,600	Singapore Telecommunications Ltd	3,704,123
4,434,900	SoftBank Corp	6,522,849
150,500	SoftBank Group Corp	18,990,173
23,925	Spotify Technology SA(a)	16,699,650
3,941	Swisscom AG(a)	2,864,517
95,564	Tele2 AB Class B(b)	1,630,187
1,491,963	Telecom Italia SpA(a)	781,705
432,067	Telefonaktiebolaget LM Ericsson Class B(b)	3,580,110
577,069	Telefonica SA(b)	2,969,723
92,199	Telenor ASA	1,529,903
406,531	Telia Co AB(a)	1,550,903
652,286	Telstra Group Ltd	2,079,567
19,100	Trend Micro Inc	1,045,396
3,131,887	Vodafone Group PLC	3,641,236
8,000	Wix.com Ltd(a)	1,421,040
161,830	WPP PLC	806,456
67,800	ZOZO Inc(b)	622,991
		162,512,981
Consumer, Cyclical — 12.34%
32,801	Accor SA	1,558,393
39,731	AddTech AB Class B(a)	1,292,459
27,779	adidas AG(a)	5,885,872
78,800	Aisin Corp	1,360,887
72,733	Amadeus IT Group SA	5,781,545
23,200	ANA Holdings Inc	448,212
86,126	Aristocrat Leisure Ltd	3,987,069
104,900	Asics Corp	2,744,970
49,988	Associated British Foods PLC	1,380,561
13,083	Avolta AG	714,381
95,000	Bandai Namco Holdings Inc	3,160,793
207,611	Barratt Redrow PLC(a)	1,091,995
43,408	Bayerische Motoren Werke AG	4,374,991
88,800	Bridgestone Corp	4,104,173
54,804	Bunzl PLC	1,730,724
83,710	Cie Financiere Richemont SA Class A(a)	16,069,508

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 108,363	Cie Generale des Etablissements Michelin SCA	$ 3,902,567
401,442	CK Hutchison Holdings Ltd	2,637,467
267,275	Compass Group PLC	9,106,666
15,757	Continental AG	1,042,423
9,281	CTS Eventim AG & Co KGaA	911,160
70,582	Daimler Truck Holding AG	2,918,681
89,100	Daiwa House Industry Co Ltd	3,200,029
269,100	Denso Corp	3,872,803
102,503	Deutsche Lufthansa AG	869,965
3,146	D'ieteren Group	590,500
17,842	Dr Ing hc F Porsche AG(b)	865,039
86,769	Entain PLC	1,025,242
23,843	Evolution AB(c)	1,962,849
29,800	Fast Retailing Co Ltd	9,050,612
16,398	FDJ UNITED(a)(c)	549,862
19,925	Ferrari NV	9,658,092
336,000	Galaxy Entertainment Group Ltd	1,847,449
929,073	Genting Singapore Ltd	529,664
82,247	H & M Hennes & Mauritz AB Class B(b)	1,537,501
4,988	Hermes International SCA	12,265,726
622,100	Honda Motor Co Ltd(b)	6,419,654
9,190	IMCD NV	952,523
171,949	Industria de Diseno Textil SA	9,516,345
22,281	InterContinental Hotels Group PLC	2,693,404
177,929	International Consolidated Airlines Group SA	931,185
84,800	Isuzu Motors Ltd(b)	1,068,766
187,200	ITOCHU Corp	10,651,380
22,100	Japan Airlines Co Ltd(b)	444,992
406,834	JD Sports Fashion PLC	523,627
12,169	Kering SA	4,077,812
262,738	Kingfisher PLC	1,094,150
374,020	Lottery Corp Ltd	1,452,383
39,471	LVMH Moet Hennessy Louis Vuitton SE	24,289,786
220,000	Marubeni Corp	5,489,488
51,200	MatsukiyoCocokara & Co	1,040,030
115,987	Mercedes-Benz Group AG	7,310,681
504,600	Mitsubishi Corp	12,029,364
389,900	Mitsui & Co Ltd	9,681,691
34,976	Moncler SpA	2,058,460
17,837	Next PLC	2,972,295
173,900	Nintendo Co Ltd	15,045,698
333,700	Nissan Motor Co Ltd(a)(b)	811,551
58,500	Nitori Holdings Co Ltd	1,131,116
168,200	Oriental Land Co Ltd(b)	4,049,092
287,000	Pan Pacific International Holdings Corp	1,889,592
349,100	Panasonic Holdings Corp	3,789,166
12,476	Pandora A/S	1,631,205
23,461	Porsche Automobil Holding SE	924,546
114,725	Qantas Airways Ltd	828,980
804	Rational AG	614,401
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 28,993	Renault SA	$ 1,192,150
35,399	Rexel SA(a)	1,165,453
135,986	Ryanair Holdings PLC	3,973,851
80,000	Ryohin Keikaku Co Ltd	1,591,773
318,946	Sands China Ltd	886,254
26,400	Sanrio Co Ltd(b)	1,239,218
56,600	Sekisui Chemical Co Ltd	1,053,703
98,400	Sekisui House Ltd	2,237,871
30,470	SGH Ltd	1,005,811
11,300	Shimano Inc	1,262,872
222,900	Singapore Airlines Ltd(b)	1,126,851
13,381	Sodexo SA	844,266
968,300	Sony Group Corp	27,835,431
318,594	Stellantis NV	2,958,135
86,600	Subaru Corp(b)	1,764,848
168,600	Sumitomo Corp	4,878,103
110,200	Sumitomo Electric Industries Ltd	3,135,636
233,200	Suzuki Motor Corp	3,395,132
4,258	Swatch Group AG(a)(b)	804,753
16,400	Toho Co Ltd	1,054,240
51,500	Tokyo Gas Co Ltd	1,831,271
24,400	Toyota Industries Corp	2,744,231
1,492,175	Toyota Motor Corp	28,659,409
113,500	Toyota Tsusho Corp	3,141,944
171,551	Universal Music Group NV	4,957,403
249,159	Volvo AB Class B	7,165,216
178,678	Wesfarmers Ltd	10,869,570
25,414	Whitbread PLC	1,102,274
143,500	Yamaha Motor Co Ltd	1,074,422
38,428	Zalando SE(a)(c)	1,179,291
15,300	Zensho Holdings Co Ltd	999,509
		386,575,084
Consumer, Non-Cyclical — 20.06%
4,048	Adyen NV(a)(c)	6,513,570
347,300	Aeon Co Ltd(b)	4,215,616
142,800	Ajinomoto Co Inc	4,093,964
77,722	Alcon AG	5,845,849
155,642	Anheuser-Busch InBev SA	9,303,791
9,593	Argenx SE(a)	7,087,805
216,400	Asahi Group Holdings Ltd	2,594,405
66,741	Ashtead Group PLC(a)	4,474,842
271,000	Astellas Pharma Inc(b)	2,953,896
241,833	AstraZeneca PLC	37,042,444
574	Barry Callebaut AG(b)	790,520
155,925	Bayer AG	5,190,938
16,177	Beiersdorf AG	1,692,702
6,667	BioMerieux	894,837
209,868	Brambles Ltd	3,443,440
326,068	British American Tobacco PLC	17,338,279
53,137	Bureau Veritas SA	1,666,666
14,199	Carlsberg AS Class B	1,652,735
90,402	Carrefour SA	1,370,025
171	Chocoladefabriken Lindt & Spruengli AG	4,777,280

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 104,600	Chugai Pharmaceutical Co Ltd	$ 4,637,390
36,985	Coca-Cola Europacific Partners PLC(a)	3,353,326
32,526	Coca-Cola HBC AG	1,533,655
9,801	Cochlear Ltd	1,806,184
201,443	Coles Group Ltd	3,100,775
20,681	Coloplast A/S Class B	1,782,498
76,243	CSL Ltd	10,029,475
60,800	Dai Nippon Printing Co Ltd	1,033,888
268,600	Daiichi Sankyo Co Ltd	6,043,557
101,402	Danone SA(a)	8,835,513
92,203	Davide Campari-Milano NV(b)	583,052
13,662	Demant A/S(a)	475,602
352,528	Diageo PLC	8,432,801
36,510	Edenred SE	869,478
43,700	Eisai Co Ltd	1,476,309
46,839	EssilorLuxottica SA(a)	15,258,027
98,172	Essity AB Class B	2,566,131
17,410	Eurofins Scientific SE	1,269,652
145,741	Experian PLC	7,318,189
92,279	Fisher & Paykel Healthcare Corp Ltd(a)	1,982,130
31,863	Fresenius Medical Care AG	1,683,568
66,013	Fresenius SE & Co KGaA	3,689,182
173,800	FUJIFILM Holdings Corp	4,322,111
20,063	Galderma Group AG	3,547,144
9,897	Genmab A/S	3,053,702
52,914	Grifols SA(b)	770,384
648,166	GSK PLC	13,912,982
1,442,981	Haleon PLC	6,491,720
19,967	Heineken Holding NV	1,371,001
43,426	Heineken NV	3,400,657
17,541	Henkel AG & Co KGaA	1,302,013
26,567	Hikma Pharmaceuticals PLC	609,513
122,877	Imperial Brands PLC(a)	5,218,338
24,599	Intertek Group PLC	1,565,159
5,705	Ipsen SA(a)	766,048
274,871	J Sainsbury PLC	1,235,141
189,600	Japan Tobacco Inc	6,218,321
25,651	JDE Peet's NV	941,077
46,150	Jeronimo Martins SGPS SA	1,123,535
73,000	Kao Corp	3,181,416
26,274	Kerry Group PLC Class A(a)	2,371,963
40,961	Kesko OYJ Class B(a)	871,730
115,300	Kikkoman Corp(b)	976,420
114,500	Kirin Holdings Co Ltd	1,677,555
21,900	Kobe Bussan Co Ltd	603,573
141,392	Koninklijke Ahold Delhaize NV(a)	5,721,374
123,940	Koninklijke Philips NV	3,395,230
34,100	Kyowa Kirin Co Ltd	533,067
40,673	Lifco AB Class B	1,377,175
10,970	Lonza Group AG(a)	7,334,963
37,860	L'Oreal SA	16,449,730
62	Lotus Bakeries NV	585,014
295,642	Marks & Spencer Group PLC	1,450,059
33,300	MEIJI Holdings Co Ltd(b)	690,488
19,601	Merck KGaA	2,543,133
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 78,088	Mowi ASA(a)	$ 1,652,000
403,755	Nestle SA(a)	37,078,939
77,300	Nexi SpA(c)	437,928
30,800	Nissin Foods Holdings Co Ltd(b)	580,138
7,190	NMC Health PLC(a)(d)	484
297,649	Novartis AG(a)	38,271,230
507,333	Novo Nordisk A/S Class B	28,249,148
170,600	Olympus Corp	2,156,899
18,344	Orion OYJ Class B	1,408,336
108,824	Orkla ASA	1,137,736
66,800	Otsuka Holdings Co Ltd	3,562,495
30,345	Pernod Ricard SA	2,987,493
32,055	QIAGEN NV	1,429,770
16,591	Randstad NV(b)	707,430
107,614	Reckitt Benckiser Group PLC(a)	8,283,594
17,729	Recordati Industria Chimica e Farmaceutica SpA	1,082,093
209,200	Recruit Holdings Co Ltd	11,247,403
290,839	RELX PLC	13,892,038
416,344	Rentokil Initial PLC	2,108,532
110,095	Roche Holding AG(a)	36,659,825
5,235	Roche Holding AG	1,811,258
10,043	Salmar ASA	537,034
63,930	Sandoz Group AG	3,812,957
174,796	Sanofi SA	16,552,164
4,052	Sartorius Stedim Biotech	825,772
68,400	Secom Co Ltd	2,509,418
74,704	Securitas AB Class B(a)	1,126,020
331,400	Seven & i Holdings Co Ltd	4,446,864
26,069	SGS SA	2,709,086
124,400	Shionogi & Co Ltd	2,191,911
60,600	Shiseido Co Ltd	1,034,464
50,373	Siemens Healthineers AG(c)	2,728,522
680,021	Sigma Healthcare LTD	1,335,427
120,834	Smith & Nephew PLC	2,190,788
70,722	Sonic Healthcare Ltd	1,001,697
8,200	Sonova Holding AG(a)	2,249,312
16,518	Straumann Holding AG	1,770,823
21,600	Suntory Beverage & Food Ltd	675,085
27,834	Swedish Orphan Biovitrum AB(a)	850,836
77,700	Sysmex Corp	960,556
246,252	Takeda Pharmaceutical Co Ltd(b)	7,232,518
200,800	Terumo Corp	3,312,502
1,029,209	Tesco PLC	6,167,374
187,046	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	3,778,329
40,700	TOPPAN Holdings Inc	1,042,817
482,923	Transurban Group	4,406,117
19,580	UCB SA	5,465,479
171,300	Unicharm Corp	1,111,304
382,513	Unilever PLC	22,604,679
1,234,145	WH Group Ltd(c)	1,336,519
304,700	Wilmar International Ltd	673,844

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 110,603	Wise PLC Class A(a)	$ 1,540,350
37,319	Wolters Kluwer NV	5,094,055
184,545	Woolworths Group Ltd	3,256,862
37,800	Yakult Honsha Co Ltd(b)	616,396
		628,208,372
Diversified — 0.05%
27,379	Jardine Matheson Holdings Ltd(a)	1,680,523
Energy — 3.24%
44,876	Aker BP ASA	1,138,923
180,848	APA Group	1,061,693
113,326	Bollore SE(a)	642,689
2,477,546	BP PLC	14,223,533
14,805	DCC PLC(a)(b)	952,627
408,750	ENEOS Holdings Inc(b)	2,588,698
323,263	Eni SpA(b)	5,655,858
127,150	Equinor ASA	3,100,695
59,226	Galp Energia SGPS SA	1,122,321
134,380	Idemitsu Kosan Co Ltd	919,373
141,600	Inpex Corp	2,549,604
63,045	Neste OYJ(a)	1,158,377
22,501	OMV AG	1,202,183
185,887	Repsol SA	3,305,501
475,505	Santos Ltd	2,111,650
922,590	Shell PLC	32,875,841
321,726	TotalEnergies SE(a)	19,595,949
151,210	Vestas Wind Systems A/S	2,876,502
301,914	Woodside Energy Group Ltd	4,559,190
		101,641,207
Financial — 25.78%
148,530	3i Group PLC	8,185,411
94,599	ABN AMRO Bank NV(c)	3,034,703
40,284	Admiral Group PLC	1,817,061
225,212	Aegon Ltd	1,815,664
26,406	AerCap Holdings NV	3,195,126
24,552	Ageas SA(a)	1,702,841
1,675,000	AIA Group Ltd	16,053,142
320,435	AIB Group PLC(a)	2,921,332
60,399	Allianz SE	25,411,543
9,069	Amundi SA(c)	720,757
469,313	ANZ Group Holdings Ltd	10,305,423
24,342	ASR Nederland NV	1,656,462
32,748	ASX Ltd	1,269,204
479,359	Aviva PLC	4,433,159
277,712	AXA SA	13,317,721
6,298	Azrieli Group Ltd	624,754
6,774	Baloise Holding AG(a)	1,676,538
32,306	Banca Mediolanum SpA	648,861
214,955	Banca Monte dei Paschi di Siena SpA	1,912,722
903,981	Banco Bilbao Vizcaya Argentaria SA	17,419,436
179,296	Banco BPM SpA	2,690,972
Shares		Fair Value
Financial — (continued)
$ 1,348,033	Banco Comercial Portugues SA Class R	$ 1,196,713
780,561	Banco de Sabadell SA	3,046,702
2,324,230	Banco Santander SA	24,391,294
191,791	Bank Hapoalim BM	3,898,573
233,691	Bank Leumi Le-Israel BM	4,604,319
153,229	Bank of Ireland Group PLC	2,537,069
100,575	Bankinter SA	1,589,926
4,628	Banque Cantonale Vaudoise	548,407
2,201,150	Barclays PLC	11,324,139
159,450	BNP Paribas SA	14,583,786
552,500	BOC Hong Kong Holdings Ltd	2,588,338
238,121	BPER Banca SpA	2,648,427
613,788	CaixaBank SA	6,482,797
632,540	CapitaLand Ascendas REIT(a)(b)	1,368,812
989,896	CapitaLand Integrated Commercial Trust REIT(a)	1,758,001
388,357	Capitaland Investment Ltd	811,065
81,000	Chiba Bank Ltd	849,079
318,924	CK Asset Holdings Ltd	1,544,582
118,736	Commerzbank AG	4,495,598
261,612	Commonwealth Bank of Australia	28,890,731
85,494	Computershare Ltd	2,054,064
8,357	Covivio SA REIT	563,258
159,795	Credit Agricole SA	3,148,942
28,928	CVC Capital Partners PLC	505,120
570,200	Dai-ichi Life Holdings Inc(b)	4,485,290
42,500	Daito Trust Construction Co Ltd(b)	932,503
199,500	Daiwa Securities Group Inc(b)	1,621,153
104,175	Danske Bank A/S(a)	4,449,791
327,333	DBS Group Holdings Ltd	12,981,309
291,432	Deutsche Bank AG	10,321,325
29,877	Deutsche Boerse AG	8,000,819
133,572	DNB Bank ASA	3,640,638
55,752	EQT AB	1,933,560
48,282	Erste Group Bank AG	4,746,257
11,424	Euronext NV(c)	1,710,308
14,841	EXOR NV	1,452,578
134,890	Fastighets AB Balder Class B(a)	966,556
101,542	FinecoBank Banca Fineco SpA	2,203,839
9,108	Futu Holdings Ltd ADR	1,583,972
7,059	Gecina SA REIT	709,147
134,362	Generali	5,280,444
26,535	Gjensidige Forsikring ASA(a)	779,775
314,259	Goodman Group REIT	6,810,308
13,148	Groupe Bruxelles Lambert NV	1,178,711
117,700	Hang Seng Bank Ltd	1,791,032
9,087	Hannover Rueck SE	2,742,090
5,430	Helvetia Holding AG	1,334,370
212,830	Henderson Land Development Co Ltd	749,685
190,412	Hong Kong Exchanges & Clearing Ltd	10,809,795

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 164,600	Hongkong Land Holdings Ltd	$ 1,041,918
2,726,304	HSBC Holdings PLC	38,469,277
63,900	Hulic Co Ltd	699,982
19,677	Industrivarden AB Class A	781,719
23,521	Industrivarden AB Class C	933,632
151,897	Infratil Ltd	1,088,676
472,356	ING Groep NV	12,383,205
388,363	Insurance Australia Group Ltd	2,104,436
2,239,697	Intesa Sanpaolo SpA	14,824,993
23,025	Investment AB Latour Class B	546,716
267,319	Investor AB Class B	8,368,244
200,599	Israel Discount Bank Ltd Class A	1,981,865
142,800	Japan Exchange Group Inc	1,594,645
289,300	Japan Post Bank Co Ltd	3,542,455
268,400	Japan Post Holdings Co Ltd(b)	2,663,951
28,600	Japan Post Insurance Co Ltd	810,554
33,498	Julius Baer Group Ltd(a)	2,332,548
35,657	KBC Group NV	4,273,110
30,640	Klepierre SA REIT	1,196,186
11,067	L E Lundbergforetagen AB Class B	575,042
123,636	Land Securities Group PLC REIT	968,884
11,321	LEG Immobilien SE	902,261
928,492	Legal & General Group PLC	2,980,983
423,944	Link REIT	2,178,219
9,469,965	Lloyds Banking Group PLC	10,713,510
75,042	London Stock Exchange Group PLC(a)	8,604,026
325,926	M&G PLC	1,111,069
57,138	Macquarie Group Ltd	8,293,577
425,961	Medibank Pvt Ltd	1,357,024
172,900	Mitsubishi Estate Co Ltd	3,973,907
133,200	Mitsubishi HC Capital Inc(b)	1,100,324
1,792,500	Mitsubishi UFJ Financial Group Inc(b)	28,915,496
415,300	Mitsui Fudosan Co Ltd	4,521,000
24,532	Mizrahi Tefahot Bank Ltd	1,611,895
394,410	Mizuho Financial Group Inc(b)	13,258,437
199,200	MS&AD Insurance Group Holdings Inc(b)	4,511,071
20,486	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,079,821
483,284	National Australia Bank Ltd	14,098,244
1,278,746	NatWest Group PLC	9,028,769
1,070	Nippon Building Fund Inc REIT(b)	1,009,332
40,153	NN Group NV	2,831,496
451,600	Nomura Holdings Inc(b)	3,309,629
489,831	Nordea Bank Abp	8,064,494
185,500	ORIX Corp	4,868,631
524,985	Oversea-Chinese Banking Corp Ltd	6,693,357
3,580	Partners Group Holding AG	4,684,110
Shares		Fair Value
Financial — (continued)
$ 35,355	Phoenix Financial Ltd	$ 1,323,836
119,837	Phoenix Group Holdings PLC	1,039,023
405,641	Prudential PLC	5,676,131
225,558	QBE Insurance Group Ltd	3,069,450
9,217	REA Group Ltd	1,409,445
336,900	Resona Holdings Inc	3,435,469
29,400	Sagax AB Class B	614,211
374,248	Sampo OYJ Class A	4,302,724
40,740	SBI Holdings Inc(b)	1,773,717
837,904	Scentre Group REIT	2,260,141
120,687	Schroders PLC	612,105
185,478	Segro PLC REIT	1,638,391
128,300	Singapore Exchange Ltd	1,647,037
643,178	Sino Land Co Ltd	813,187
246,636	Skandinaviska Enskilda Banken AB Class A	4,835,928
115,683	Societe Generale SA	7,701,771
2,268	Sofina SA(b)	670,593
138,150	Sompo Holdings Inc	4,270,984
968,300	Sony Financial Group Inc(a)	1,073,816
310,179	Standard Chartered PLC	6,017,720
398,085	Stockland REIT	1,609,941
576,000	Sumitomo Mitsui Financial Group Inc	16,204,536
94,872	Sumitomo Mitsui Trust Holdings Inc	2,753,566
50,200	Sumitomo Realty & Development Co Ltd	2,214,292
216,500	Sun Hung Kai Properties Ltd	2,589,676
176,469	Suncorp Group Ltd	2,366,042
218,399	Svenska Handelsbanken AB Class A	2,849,591
127,125	Swedbank AB Class A	3,837,357
61,000	Swire Pacific Ltd Class A	516,959
4,453	Swiss Life Holding AG(a)	4,807,510
13,521	Swiss Prime Site AG(a)	1,894,141
47,530	Swiss Re AG(a)	8,827,602
73,300	T&D Holdings Inc	1,791,725
10,884	Talanx AG	1,451,139
289,200	Tokio Marine Holdings Inc	12,239,856
51,122	Tryg A/S	1,297,948
497,105	UBS Group AG(a)	20,437,753
19,143	Unibail-Rodamco-Westfield REIT	2,016,044
219,618	UniCredit SpA	16,711,904
54,715	Unipol Assicurazioni SpA	1,176,244
199,206	United Overseas Bank Ltd	5,349,767
577,875	Vicinity Ltd REIT	962,748
110,887	Vonovia SE	3,465,427
40,363	Washington H Soul Pattinson & Co Ltd(b)	1,027,671
538,999	Westpac Banking Corp	13,887,218
157,000	Wharf Holdings Ltd	449,093
262,300	Wharf Real Estate Investment Co Ltd	774,521
151,900	Yokohama Financial Group Inc	1,162,955

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 22,920	Zurich Insurance Group AG(a)	$ 16,382,834
		807,582,288
Industrial — 16.15%
245,035	ABB Ltd(a)	17,731,548
3,711	Acciona SA	745,685
29,471	ACS Actividades de Construccion y Servicios SA	2,362,354
112,310	Aena SME SA(c)	3,070,487
4,717	Aeroports de Paris SA(b)	624,908
29,400	AGC Inc	958,802
93,564	Airbus SE	21,849,689
47,251	Alfa Laval AB	2,157,729
49,297	Alstom SA(a)	1,289,930
77,976	Amrize Ltd(a)	3,812,701
450	AP Moller - Maersk A/S Class A	882,713
647	AP Moller - Maersk A/S Class B	1,271,857
155,782	Assa Abloy AB Class B	5,422,442
432,246	Atlas Copco AB Class A	7,330,021
233,717	Atlas Copco AB Class B	3,516,847
267,006	Auckland International Airport Ltd	1,220,490
461,247	BAE Systems PLC	12,833,229
64,977	Beijer Ref AB(b)	1,015,702
1,409	Belimo Holding AG	1,481,854
29,080	Bouygues SA	1,311,619
73,991	Cellnex Telecom SA(c)	2,562,864
126,000	Central Japan Railway Co	3,612,376
70,762	Cie de Saint-Gobain SA(a)	7,667,196
97,000	CK Infrastructure Holdings Ltd	636,403
53,200	Daifuku Co Ltd	1,702,611
42,000	Daikin Industries Ltd	4,841,009
2,789	Dassault Aviation SA	939,542
154,536	Deutsche Post AG	6,905,824
31,803	DSV A/S	6,353,308
155,600	East Japan Railway Co	3,805,795
10,680	Eiffage SA	1,368,303
4,340	Elbit Systems Ltd	2,207,949
105,716	Epiroc AB Class A	2,238,016
59,749	Epiroc AB Class B	1,130,360
146,500	FANUC Corp	4,209,963
79,842	Ferrovial SE	4,586,191
19,000	Fuji Electric Co Ltd	1,273,641
38,200	Fujikura Ltd	3,736,606
21,787	GEA Group AG	1,610,763
5,254	Geberit AG(a)	3,967,829
51,956	Getlink SE	958,043
56,378	Halma PLC	2,622,917
36,700	Hankyu Hanshin Holdings Inc	1,082,249
21,517	Heidelberg Materials AG	4,863,840
10,174	Hensoldt AG	1,325,092
324,545	Hexagon AB Class B	3,872,845
721,200	Hitachi Ltd	19,106,801
Shares		Fair Value
Industrial — (continued)
$ 81,515	Holcim AG	$ 6,955,232
55,700	Hoya Corp	7,701,659
151,200	IHI Corp	2,815,991
41,235	Indutrade AB	948,715
42,215	Infrastrutture Wireless Italiane SpA(b)(c)	496,088
32,354	InPost SA(a)	398,332
94,762	James Hardie Industries PLC(a)	1,758,724
72,100	Kajima Corp	2,101,343
24,400	Kawasaki Heavy Industries Ltd(b)	1,610,389
53,800	Kawasaki Kisen Kaisha Ltd(b)	764,976
240,400	Keppel Ltd	1,663,990
30,660	Keyence Corp	11,422,718
23,148	Kingspan Group PLC	1,935,431
10,450	Knorr-Bremse AG	983,230
147,800	Komatsu Ltd	5,148,940
51,340	Kone OYJ Class B	3,501,868
72,669	Kongsberg Gruppen ASA	2,322,309
163,500	Kubota Corp	2,054,281
7,416	Kuehne + Nagel International AG(a)	1,387,811
191,900	Kyocera Corp	2,577,926
40,800	Legrand SA	6,779,392
60,308	Leonardo SpA(a)	3,858,920
35,300	Makita Corp	1,144,123
178,314	Melrose Industries PLC	1,467,554
102,097	Metso OYJ(a)(b)	1,407,339
55,400	MINEBEA MITSUMI Inc	1,041,010
305,500	Mitsubishi Electric Corp	7,846,382
504,600	Mitsubishi Heavy Industries Ltd	13,204,932
51,000	Mitsui OSK Lines Ltd(b)	1,548,335
267,702	MTR Corp Ltd	906,596
8,149	MTU Aero Engines AG	3,759,450
262,600	Murata Manufacturing Co Ltd	4,985,213
230,206	Nibe Industrier AB Class B	909,882
125,000	Nidec Corp	2,221,859
70,400	Nippon Yusen KK(b)	2,402,411
97,200	Obayashi Corp	1,595,393
68,448	Poste Italiane SpA(c)	1,627,085
42,685	Prysmian SpA	4,248,087
7,210	Rheinmetall AG	16,865,474
15,330	ROCKWOOL A/S Class B	571,524
1,334,821	Rolls-Royce Holdings PLC	21,447,239
47,961	Saab AB Class B	2,946,831
56,699	Safran SA	20,120,779
167,452	Sandvik AB	4,677,838
3,924	Sartorius AG	917,342
6,087	Schindler Holding AG(a)	2,314,742
3,679	Schindler Holding AG	1,331,243
86,111	Schneider Electric SE	24,237,917
12,100	SCREEN Holdings Co Ltd(b)	1,096,408
47,900	SG Holdings Co Ltd	494,777
35,400	Shimadzu Corp	892,700
119,066	Siemens AG	32,145,299
106,979	Siemens Energy AG(a)	12,578,534
46,822	SIG Group AG	485,580

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 23,785	Sika AG	$ 5,341,130
240,600	Singapore Technologies Engineering Ltd	1,606,615
196,574	SITC International Holdings Co Ltd	756,797
48,882	Skanska AB Class B	1,268,775
58,531	SKF AB Class B	1,455,736
8,600	SMC Corp	2,658,193
51,591	Smiths Group PLC	1,634,309
11,053	Spirax Group PLC	1,017,056
87,160	Stora Enso OYJ Class R(b)	959,191
89,602	Svenska Cellulosa AB SCA Class B	1,186,018
24,200	Taisei Corp(a)	1,662,959
295,100	TDK Corp	4,273,285
237,000	Techtronic Industries Co Ltd	3,029,625
61,340	Tenaris SA	1,099,100
13,876	Thales SA	4,386,415
42,046	Tokyo Metro Co Ltd(b)	481,901
71,000	Tokyu Corp(b)	865,874
34,056	Trelleborg AB Class B	1,273,294
4,507	VAT Group AG(c)	1,799,048
77,949	Vinci SA	10,832,757
72,945	Wartsila OYJ Abp	2,187,968
65,700	West Japan Railway Co	1,440,665
358,600	Yangzijiang Shipbuilding Holdings Ltd(a)	938,192
38,700	Yokogawa Electric Corp	1,110,636
		505,972,625
Technology — 6.86%
121,100	Advantest Corp	11,981,969
7,344	ASM International NV	4,429,545
61,678	ASML Holding NV	60,147,763
12,172	BE Semiconductor Industries NV	1,822,526
140,100	Canon Inc	4,088,552
58,400	Capcom Co Ltd	1,585,619
25,734	Capgemini SE	3,754,020
13,175	Check Point Software Technologies Ltd(a)	2,726,039
7,510	CyberArk Software Ltd(a)	3,628,457
105,022	Dassault Systemes SE	3,533,057
14,400	Disco Corp	4,514,983
282,700	Fujitsu Ltd	6,631,671
205,629	Infineon Technologies AG	8,066,885
15,100	Konami Group Corp	2,178,356
13,500	Lasertec Corp	1,846,868
22,769	Logitech International SA(a)	2,504,554
6,451	Monday.com Ltd(a)	1,249,494
204,200	NEC Corp	6,536,256
8,357	Nemetschek SE	1,090,605
54,900	Nexon Co Ltd	1,204,813
10,082	Nice Ltd(a)	1,460,520
61,269	Nomura Research Institute Ltd	2,352,242
4,673	Nova Ltd(a)	1,485,997
48,400	Obic Co Ltd	1,686,905
Shares		Fair Value
Technology — (continued)
$ 5,700	Oracle Corp Japan	$ 581,988
34,200	Otsuka Corp	713,898
8,516	Pro Medicus Ltd	1,733,821
253,500	Renesas Electronics Corp	2,916,567
150,444	Sage Group PLC	2,230,747
163,241	SAP SE	43,710,718
21,400	SCSK Corp	640,570
102,026	STMicroelectronics NV(a)	2,883,765
8,564	Teleperformance SE(a)(b)	639,676
32,500	TIS Inc	1,072,017
70,500	Tokyo Electron Ltd	12,497,321
32,711	WiseTech Global Ltd	1,955,572
26,240	Xero Ltd(a)	2,738,014
		214,822,370
Utilities — 3.19%
3,443	BKW AG	738,451
776,767	Centrica PLC	1,743,776
102,200	Chubu Electric Power Co Inc	1,419,355
246,000	CLP Holdings Ltd	2,035,479
133,474	Contact Energy Ltd	704,238
360,583	E.ON SE	6,791,768
48,136	EDP Renovaveis SA	636,194
505,278	EDP SA	2,398,039
7,014	Elia Group SA	810,337
46,934	Endesa SA	1,499,353
1,283,749	Enel SpA	12,165,535
283,832	Engie SA	6,101,421
76,560	Fortum OYJ(a)	1,453,164
2,700	Hikari Tsushin Inc	752,136
1,725,229	Hong Kong & China Gas Co Ltd	1,497,141
953,703	Iberdrola SA	18,053,013
140,500	Kansai Electric Power Co Inc	2,009,690
190,448	Meridian Energy Ltd(b)	614,997
771,824	National Grid PLC	11,084,886
252,884	Origin Energy Ltd	2,086,923
24,443	Orsted A/S(a)(b)(c)	425,176
59,700	Osaka Gas Co Ltd	1,729,131
230,500	Power Assets Holdings Ltd	1,458,980
68,587	Redeia Corp SA(a)	1,324,260
98,467	RWE AG	4,379,698
133,800	Sembcorp Industries Ltd(b)	625,141
42,039	Severn Trent PLC	1,465,189
334,346	Snam SpA	2,007,497
173,881	SSE PLC	4,077,325
222,211	Terna - Rete Elettrica Nazionale	2,255,112
100,447	United Utilities Group PLC	1,551,100
93,691	Veolia Environnement SA	3,195,060
10,010	Verbund AG	729,060
		99,818,625
TOTAL COMMON STOCK — 97.59% (Cost $2,321,466,148)		$3,056,845,857

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
PREFERRED STOCK
Consumer, Cyclical — 0.13%
$ 7,888	Bayerische Motoren Werke AG	$ 734,747
30,954	Volkswagen AG	3,355,104
		4,089,851
Consumer, Non-Cyclical — 0.07%
25,910	Henkel AG & Co KGaA	2,090,589
TOTAL PREFERRED STOCK — 0.20% (Cost $7,262,183)		$6,180,440
RIGHTS
Communications — 0.00%(e)
1,491,963	Telecom Italia SpA(a)	25
Financial — 0.00%(e)
2,268	Sofina SA(a)(b)	5,059
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(a)(d)	20,520
Utilities — 0.03%
1,776,475	Iberdrola SA(a)	648,981
366,645	Orsted A/S(a)(b)	365,028
		1,014,009
TOTAL RIGHTS — 0.03% (Cost $1,322,747)		$1,039,613
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
116,518,490	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 4.09%(g)	$ 116,518,490
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.72% (Cost $116,518,490)		$116,518,490
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.51%
47,509,400	U.S. Treasury Bills(h) 4.01%, 11/12/2025	47,288,154
TOTAL SHORT TERM INVESTMENTS — 1.51% (Cost $47,288,154)		$47,288,154
TOTAL INVESTMENTS — 103.05% (Cost $2,493,857,722)		$3,227,872,554
OTHER ASSETS & LIABILITIES, NET — (3.05)%		$(95,651,237)
TOTAL NET ASSETS — 100.00%		$3,132,221,317

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2025.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $34,032,274, representing 1.09% of net assets.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of September 30, 2025.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	545	USD	75,899	Dec 2025	$196,209
				Net Appreciation	$196,209
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	138,199	GBP	101,760	10/09/2025	$1,342
CGM	USD	81,437	GBP	60,532	10/16/2025	28
CGM	USD	12,900	JPY	1,897,200	10/28/2025	31
CGM	USD	40,558	JPY	5,956,800	11/10/2025	102
CGM	USD	47,983	JPY	7,042,250	11/17/2025	124
CGM	USD	4,038	JPY	592,450	11/21/2025	11
CGM	USD	5,101	JPY	748,000	11/25/2025	14
CGM	USD	55,162	SEK	521,504	10/02/2025	(240)
MEL	SEK	23,874	USD	2,541	10/02/2025	(5)
MEL	USD	63,235	AUD	97,116	10/03/2025	(1,028)
MEL	USD	108,374	AUD	165,314	10/07/2025	(1,019)
MEL	USD	37,626	AUD	57,011	10/08/2025	(100)
MEL	USD	24,373	AUD	36,930	10/09/2025	(64)
MEL	USD	5,498	AUD	8,287	10/10/2025	14
MEL	USD	37,507	AUD	56,561	10/14/2025	78
MEL	USD	17,157	AUD	25,744	10/15/2025	120
MEL	USD	5,508,149	CHF	4,341,000	10/10/2025	47,937
MEL	USD	10,491	EUR	8,890	10/02/2025	52
MEL	USD	6,790	EUR	5,782	10/06/2025	(1)
MEL	USD	6,473,206	EUR	5,486,087	10/10/2025	28,353
MEL	USD	62,188	GBP	46,325	10/03/2025	(114)
MEL	USD	19,112	GBP	14,095	10/07/2025	156
MEL	USD	29,611	GBP	21,837	10/17/2025	243
MEL	USD	63,564	GBP	46,989	10/30/2025	369
MEL	USD	10,192	HKD	79,300	10/10/2025	(1)
MEL	USD	30,262	HKD	235,200	10/31/2025	15
MEL	USD	6,673	JPY	992,800	11/17/2025	(74)
MEL	USD	99,696	JPY	14,828,760	11/19/2025	(1,097)
MEL	USD	7,164	JPY	1,065,305	11/21/2025	(79)
MEL	USD	110,661	JPY	16,345,075	11/25/2025	(499)
MEL	USD	482,448	JPY	71,710,738	11/26/2025	(5,284)
MEL	USD	147,788	JPY	21,962,895	11/28/2025	(1,616)
MEL	USD	314,182	JPY	46,676,780	12/01/2025	(3,442)
MEL	USD	1,261,375	JPY	187,379,329	12/02/2025	(13,842)
MEL	USD	867,866	JPY	128,910,498	12/03/2025	(9,540)
MEL	USD	311,811	JPY	46,311,102	12/04/2025	(3,433)
MEL	USD	710,712	JPY	105,546,922	12/05/2025	(7,839)
MEL	USD	564,332	JPY	83,784,010	12/08/2025	(6,255)
MEL	USD	112,054	JPY	16,634,500	12/09/2025	(1,244)
MEL	USD	297,404	JPY	44,145,812	12/10/2025	(3,308)
MEL	USD	7,003	JPY	1,038,870	12/16/2025	(79)
MEL	USD	11,182	NZD	18,689	10/03/2025	346
					Net Appreciation	$19,132
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Summary of Investments by Country as of September 30, 2025.
Country	Fair Value	Percentage of Fund Investments
Japan	$680,851,593	21.09%
United Kingdom	430,248,429	13.33
France	327,666,025	10.15
Germany	301,261,066	9.33
Switzerland	300,804,645	9.32
Australia	203,040,402	6.29
United States	163,806,644	5.07
Netherlands	159,816,531	4.95
Sweden	110,979,890	3.44
Spain	106,197,365	3.29
Italy	95,013,942	2.94
Hong Kong	67,834,708	2.10
Denmark	58,585,859	1.82
Singapore	53,634,581	1.66
Finland	32,880,836	1.02
Israel	32,661,194	1.01
Ireland	26,964,311	0.84
Belgium	25,504,000	0.79
Norway	18,328,309	0.57
New Zealand	8,348,545	0.26
Austria	6,677,501	0.21
Portugal	5,840,608	0.18
Luxembourg	5,482,890	0.17
Chile	2,128,386	0.07
Mexico	1,091,032	0.03
China	938,192	0.03
Macau	886,254	0.03
Poland	398,332	0.01
United Arab Emirates	484	0.00
Total	$3,227,872,554	100.00%
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 8.61%
$ 72,735	Agnico Eagle Mines Ltd	$ 12,250,527
134,187	ArcelorMittal SA	4,840,933
121,900	BHP Group Ltd	3,405,301
41,450	Croda International PLC	1,510,327
127,054	Franco-Nevada Corp	28,280,174
1,764,700	Glencore PLC	8,126,359
242,600	ICL Group Ltd	1,514,858
76,000	Johnson Matthey PLC	2,056,997
75,800	Kaneka Corp(a)	2,155,822
142,100	Kansai Paint Co Ltd(a)	2,316,008
1,035,500	Kingboard Holdings Ltd	3,670,693
347,200	Mitsubishi Chemical Group Corp(a)	1,994,368
64,600	Mitsubishi Gas Chemical Co Inc	1,152,584
75,100	Mitsui Chemicals Inc(a)	1,877,122
95,400	Nippon Soda Co Ltd	2,223,500
226,200	Nitto Denko Corp	5,362,012
396,925	Northern Star Resources Ltd	6,198,107
21,206	Novonesis Class B(b)	1,305,103
1,120,000	Perenti Ltd	2,082,017
1,540,173	Perseus Mining Ltd	4,955,138
86,000	Rio Tinto Ltd	6,937,021
53,163	Symrise AG	4,623,614
150,100	Tokuyama Corp(a)	3,724,277
126,076	Wheaton Precious Metals Corp	14,108,699
58,600	Yara International ASA	2,147,923
		128,819,484
Communications — 2.47%
685,700	Airtel Africa PLC(c)	2,249,955
2,057,600	BT Group PLC(a)	5,292,195
363,900	M3 Inc	5,890,926
795,200	Nokia OYJ(b)	3,823,969
1,726,600	NTT Inc	1,804,852
192,200	Orange SA	3,117,681
51,600	Prosus NV	3,648,907
304,500	Telefonaktiebolaget LM Ericsson Class B	2,523,089
298,600	Television Francaise 1 SA	3,044,714
4,809,700	Vodafone Group PLC	5,591,917
		36,988,205
Consumer, Cyclical — 11.87%
129,705	Amadeus IT Group SA	10,310,249
121,685	Associated British Foods PLC	3,360,677
45,000	Avolta AG	2,457,167
52,500	Bayerische Motoren Werke AG	5,291,353
204,400	Betsson AB Class B	3,383,154
21,536	Cie Financiere Richemont SA Class A(b)	4,134,189
67,700	Cie Generale des Etablissements Michelin SCA	2,438,137
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 360,400	Citizen Watch Co Ltd(a)	$ 2,443,049
357,000	CK Hutchison Holdings Ltd	2,345,484
95,500	Daimler Truck Holding AG	3,949,082
40,800	Daiwa House Industry Co Ltd(a)	1,465,333
111,800	Daiwabo Holdings Co Ltd	2,227,837
314,900	Deutsche Lufthansa AG	2,672,624
279,000	Harvey Norman Holdings Ltd	1,360,948
495,900	Honda Motor Co Ltd(a)	5,117,355
44,000	HUGO BOSS AG	2,098,105
584,800	International Consolidated Airlines Group SA	2,658,230
227,300	Isuzu Motors Ltd(a)	2,864,746
158,700	Iveco Group NV	3,438,927
185,000	Jardine Cycle & Carriage Ltd	4,113,196
984,300	Kingfisher PLC	4,099,035
73,400	Kohnan Shoji Co Ltd	2,090,474
3,627	LVMH Moet Hennessy Louis Vuitton SE	2,231,994
112,400	Marubeni Corp	2,804,629
72,400	Mercedes-Benz Group AG	4,563,385
264,400	Mitsui & Co Ltd(a)	6,565,373
101,700	Nagase & Co Ltd	2,197,216
140,500	NGK Insulators Ltd	2,348,571
181,700	Okamura Corp	2,883,021
208,974	OVS SpA(c)	1,030,725
626,700	Pets at Home Group PLC	1,728,766
603,400	Pirelli & C SpA(c)	4,118,581
700,800	Qantas Airways Ltd	5,063,839
65,700	Rexel SA(b)	2,163,063
99,600	Ryanair Holdings PLC	2,910,561
141,238	Ryanair Holdings PLC Sponsored ADR	8,505,352
215,300	Sankyo Co Ltd	3,740,565
423,994	Schaeffler AG(a)(b)	2,837,474
117,500	Sojitz Corp(a)	3,107,540
129,100	Stanley Electric Co Ltd	2,604,130
166,012	Stellantis NV	1,541,416
129,400	Subaru Corp	2,637,082
216,700	Sumitomo Corp(a)	6,269,780
230,700	Sumitomo Forestry Co Ltd	2,752,531
202,900	Super Retail Group Ltd	2,182,802
112,500	Tokmanni Group Corp(a)	1,201,115
153,500	Toyota Boshoku Corp(a)	2,540,629
257,900	Toyota Motor Corp	4,953,348
57,500	Traton SE	1,851,392
279,300	Volvo AB Class B(a)	8,031,999
303,600	Yamaha Motor Co Ltd	2,273,133
106,600	Yokohama Rubber Co Ltd	3,942,750
1,030,400	Yue Yuen Industrial Holdings Ltd	1,752,462
		177,654,575
Consumer, Non-Cyclical — 18.81%
27,800	Adecco Group AG(b)	783,200
69,459	Agilent Technologies Inc	8,915,063
64,461	Alcon AG	4,848,425
52,700	Arcs Co Ltd	1,124,942

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 115,600	Bayer AG	$ 3,848,468
42,401	Beiersdorf AG	4,436,685
135,400	British American Tobacco PLC	7,199,734
14,020	Carlsberg AS Class B	1,631,899
212,700	Carrefour SA	3,223,427
170	Chocoladefabriken Lindt & Spruengli AG	2,599,078
40,600	Coca-Cola HBC AG	1,914,358
43,400	Colruyt Group NV(a)	1,710,838
318,286	Diageo PLC	7,613,700
31,123	EssilorLuxottica SA(b)	10,138,465
208,521	Experian PLC	10,470,602
79,600	Ezaki Glico Co Ltd	2,724,472
31,500	Fresenius SE & Co KGaA	1,760,399
145,110	Greencore Group PLC	444,961
416,600	GSK PLC	8,942,382
2,762,340	Haleon PLC	12,427,287
177,500	Imperial Brands PLC(b)	7,538,067
1,028,800	Inghams Group Ltd	1,721,131
40,419	Intertek Group PLC	2,571,738
15,600	Ipsen SA(b)	2,094,716
790,800	J Sainsbury PLC	3,553,484
394,959	Kenvue Inc	6,410,185
192,800	Koninklijke Ahold Delhaize NV(b)	7,801,579
14,200	Kose Corp	569,009
56,700	Lion Corp	592,306
133,000	Megmilk Snow Brand Co Ltd	2,662,458
288,200	Metcash Ltd	723,699
1,421,600	Mitie Group PLC	2,666,432
76,670	Mowi ASA(b)	1,622,001
80,400	Nippon Shinyaku Co Ltd	1,816,190
166,700	Novartis AG(b)	21,434,017
236,800	Olympus Corp	2,993,867
298,800	Ono Pharmaceutical Co Ltd(a)	3,460,353
67,888	Pernod Ricard SA	6,683,635
63,155	Reckitt Benckiser Group PLC(b)	4,861,360
59,090	Roche Holding AG(b)	19,675,999
323,000	Rohto Pharmaceutical Co Ltd	5,438,321
158,643	Sandoz Group AG	9,461,896
63,800	Sanofi SA	6,041,489
159,100	Santen Pharmaceutical Co Ltd	1,766,226
124,000	Scandinavian Tobacco Group A/S(c)	1,711,460
172,700	Securitas AB Class B(b)	2,603,122
181,600	Shionogi & Co Ltd	3,199,767
469,730	Smith & Nephew PLC	8,516,469
27,900	Societe BIC SA	1,742,664
1,981,700	Sonae SGPS SA	3,113,020
1,143,600	Tesco PLC	6,852,844
173,400	Teva Pharmaceutical Industries Ltd(b)	3,498,812
141,300	Toyo Suisan Kaisha Ltd	10,094,422
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,268,000	United Laboratories International Holdings Ltd(a)	$ 2,454,065
20,193	Waters Corp(b)	6,054,063
5,235,500	WH Group Ltd(c)	5,669,790
37,003	Wolters Kluwer NV	5,050,921
		281,479,962
Energy — 4.94%
244,160	Aker BP ASA	6,196,619
445,100	BP PLC	2,555,309
163,700	Eni SpA(a)	2,864,120
150,000	Equinor ASA	3,657,918
146,762	Galp Energia SGPS SA	2,781,111
692,100	New Hope Corp Ltd	1,794,582
41,900	OMV AG	2,238,633
247,289	Petroleo Brasileiro SA Sponsored ADR	2,922,956
318,500	Repsol SA	5,663,654
74,500	Rubis SCA	2,793,158
296,100	Shell PLC	10,551,314
432,652	TotalEnergies SE(b)	26,352,319
237,047	Woodside Energy Group Ltd	3,579,637
		73,951,330
Financial — 27.41%
42,200	3i Group PLC	2,325,620
168,200	ABN AMRO Bank NV(c)	5,395,797
457,600	Aegon Ltd	3,689,183
20,600	AerCap Holdings NV	2,492,600
2,060,312	AIB Group PLC(b)	18,783,389
5,100	Allianz SE	2,145,712
41,800	ASR Nederland NV	2,844,470
140,600	AXA SA	6,742,494
281,800	Banco Bilbao Vizcaya Argentaria SA	5,430,198
876,400	Banco Santander SA	9,197,248
264,500	Bank Leumi Le-Israel BM	5,211,336
976,349	Bank of Ireland Group PLC	16,165,768
878,600	Barclays PLC	4,520,087
40,500	BAWAG Group AG(c)	5,339,254
68,200	BNP Paribas SA	6,237,781
402,173	BPER Banca SpA	4,473,044
1,987,209	CaixaBank SA	20,988,795
636,600	Chiba Bank Ltd(a)	6,673,132
133,900	Commerzbank AG	5,069,739
186,800	Credit Agricole SA	3,681,106
449,800	Dai-ichi Life Holdings Inc(a)	3,538,203
134,900	Danske Bank A/S(b)	5,762,196
94,570	DBS Group Holdings Ltd	3,750,439
316,400	Deutsche Bank AG	11,205,588
52,145	Deutsche Boerse AG	13,964,010
105,200	DNB Bank ASA	2,867,331
91,800	EFG International AG	1,874,591
82,400	Eurocommercial Properties NV REIT	2,586,306
68,882	Euronext NV(c)	10,312,453
299,500	Gunma Bank Ltd(a)	3,329,903

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 898,600	Helia Group Ltd	$ 3,428,284
223,000	Hiscox Ltd	4,113,082
447,300	HSBC Holdings PLC	6,311,588
196,800	ING Groep NV	5,159,276
356,600	Japan Post Holdings Co Ltd(a)	3,539,363
97,557	Julius Baer Group Ltd(b)	6,793,135
24,400	KBC Ancora	1,939,287
13,570,317	Lloyds Banking Group PLC	15,352,298
80,605	London Stock Exchange Group PLC(b)	9,241,858
413,500	Mebuki Financial Group Inc(a)	2,634,362
301,900	Mitsubishi HC Capital Inc	2,493,902
137,200	Mizuho Financial Group Inc	4,612,098
9,400	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,001,675
421,906	National Bank of Greece SA	6,143,578
3,971,746	NatWest Group PLC	28,043,080
77,200	NN Group NV	5,443,968
496,100	Nomura Holdings Inc(a)	3,635,755
179,900	Nordea Bank Abp	2,961,843
131,700	ORIX Corp	3,456,597
48,426	Plus500 Ltd	2,097,489
385,700	QBE Insurance Group Ltd	5,248,703
1,842,700	Resona Holdings Inc	18,790,560
14,166	Samsung Fire & Marine Insurance Co Ltd	4,559,775
99,100	Societe Generale SA	6,597,733
83,100	Sumitomo Mitsui Financial Group Inc	2,337,842
177,000	Swedbank AB Class A	5,342,869
48,400	Swiss Re AG(b)	8,989,184
38,100	Sydbank AS	3,062,841
522,679	UBS Group AG(b)	21,489,191
91,000	United Overseas Bank Ltd	2,443,846
21,600	Vontobel Holding AG	1,629,652
28,444	Willis Towers Watson PLC(b)	9,825,980
		410,318,467
Industrial — 14.46%
217,000	Amada Co Ltd	2,666,784
30,400	ANDRITZ AG(b)	2,144,809
266,773	Assa Abloy AB Class B	9,285,804
54,300	Bekaert SA	2,495,137
23,200	Bilfinger SE	2,562,605
88,500	Bouygues SA	3,991,687
162,500	Brother Industries Ltd	2,715,312
98,352	Cie de Saint-Gobain SA(b)	10,656,624
91,275	CRH PLC(b)	10,943,873
32,500	D/S Norden A/S	1,182,343
54,100	Deutsche Post AG	2,417,592
25,700	Dfds A/S(b)	392,516
127,548	Epiroc AB Class A	2,700,201
915,400	Firstgroup PLC	2,774,947
10,856	GEA Group AG	802,609
30,779	Hirose Electric Co Ltd	3,828,840
Shares		Fair Value
Industrial — (continued)
$ 19,400	Horiba Ltd	$ 1,639,686
324,346	IMI PLC	10,009,241
15,700	Implenia AG	1,323,606
41,900	Kalmar OYJ Class B	1,664,145
97,100	Kamigumi Co Ltd	2,945,403
52,152	Knorr-Bremse AG	4,906,931
144,100	Komatsu Ltd	5,020,042
38,400	Koninklijke Heijmans N.V	2,673,675
13,800	Krones AG	2,016,250
136,468	Legrand SA	22,675,737
36,400	Leonardo SpA(b)	2,329,122
82,400	Logista Integral SA	2,798,888
119,700	Macnica Holdings Inc	1,656,305
525,000	Mitsubishi Electric Corp	13,483,963
87,900	Nippon Yusen KK(a)	2,999,601
227,900	QinetiQ Group PLC	1,692,279
266,700	Rengo Co Ltd	1,684,355
40,000	ROCKWOOL A/S Class B	1,491,256
32,200	Sankyu Inc(a)	1,760,989
10,657	Schindler Holding AG(b)	4,052,605
76,675	Schneider Electric SE	21,581,938
49,500	SCREEN Holdings Co Ltd(a)	4,485,304
199,500	Shimadzu Corp	5,030,893
92,300	Signify NV(c)	2,427,512
13,451	Sika AG	3,020,540
136,100	SKF AB Class B	3,384,970
31,902	Spirax Group PLC	2,935,505
235,951	Svenska Cellulosa AB SCA Class B	3,123,167
82,700	Taisei Corp(b)	5,682,921
72,400	Takeuchi Manufacturing Co Ltd	2,531,100
208,135	Tenaris SA	3,729,398
46,900	TKH Group NV	2,029,909
134,500	Toyo Seikan Group Holdings Ltd	3,068,300
205,600	Tsubakimoto Chain Co	2,983,476
		216,400,695
Technology — 7.12%
6,056	ASML Holding NV	5,905,750
10,269	Cadence Design Systems Inc(b)	3,607,089
77,200	Canon Inc	2,252,935
46,443	Capgemini SE	6,775,003
75,200	Computacenter PLC	2,722,356
286,531	Dassault Systemes SE	9,639,223
153,100	Ferrotec Corp(a)	4,133,641
86,400	Indra Sistemas SA	3,868,622
73,571	Nomura Research Institute Ltd	2,824,541
2,174,000	PAX Global Technology Ltd	1,606,346
198,973	Samsung Electronics Co Ltd	11,928,497
61,170	SAP SE	16,379,369
151,900	Seiko Epson Corp(a)	1,943,167
11,000	Sopra Steria Group	2,099,515
66,200	STMicroelectronics NV(b)	1,871,143

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
$ 98,197	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$ 27,425,440
161,000	TeamViewer SE(b)	1,644,016
		106,626,653
Utilities — 1.20%
1,171,400	A2A SpA	3,065,598
470,100	AGL Energy Ltd	2,752,307
421,000	Drax Group PLC	3,967,645
131,300	Endesa SA	4,194,509
182,800	Engie SA	3,929,577
		17,909,636
TOTAL COMMON STOCK — 96.89% (Cost $1,093,723,861)		$1,450,149,007
PREFERRED STOCK
Consumer, Cyclical — 0.21%
28,400	Volkswagen AG(a)	3,078,276
TOTAL PREFERRED STOCK — 0.21% (Cost $5,694,810)		$3,078,276
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
78,316,930	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.09%(e)	$ 78,316,930
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 5.23% (Cost $78,316,930)		$78,316,930
TOTAL INVESTMENTS — 102.33% (Cost $1,177,735,601)		$1,531,544,213
OTHER ASSETS & LIABILITIES, NET — (2.33)%		$(34,804,095)
TOTAL NET ASSETS — 100.00%		$1,496,740,118

(a)	All or a portion of the security is on loan as of September 30, 2025.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $38,255,527, representing 2.56% of net assets.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2025.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Summary of Investments by Country as of September 30, 2025.
Country	Fair Value	Percentage of Fund Investments
Japan	$263,152,171	17.18%
United Kingdom	214,120,703	13.98
France	176,673,880	11.54
Switzerland	126,478,334	8.26
United States	114,247,202	7.46
Germany	110,126,954	7.19
Netherlands	66,511,122	4.34
Spain	62,452,163	4.08
Ireland	59,773,234	3.90
Canada	54,639,400	3.57
Australia	51,433,516	3.36
Sweden	40,378,377	2.64
Taiwan	27,425,440	1.79
Italy	21,320,118	1.39
Hong Kong	17,498,838	1.14
Denmark	16,539,613	1.08
Norway	16,491,793	1.08
South Korea	16,488,271	1.08
Israel	12,322,496	0.80
Singapore	10,307,481	0.67
Austria	9,722,696	0.63
Finland	9,651,071	0.63
Luxembourg	8,570,331	0.56
Belgium	6,145,262	0.40
Greece	6,143,578	0.40
Portugal	5,894,131	0.39
Bermuda	4,113,082	0.27
Brazil	2,922,956	0.19
Total	$1,531,544,213	100.00%
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2025

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Rights	Exchange traded close price, bids and evaluated bids
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2025, the inputs used to value each Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
Empower Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$25,564,924	$56,671,516	$—	$82,236,440
Communications	45,807,894	271,090,459	—	316,898,353
Consumer, Cyclical	29,418,882	107,936,287	—	137,355,169
Consumer, Non-cyclical	19,871,534	114,121,010	—	133,992,544
Diversified	—	1,253,798	—	1,253,798
Energy	9,056,761	29,626,498	—	38,683,259
Financial	77,547,776	300,559,988	—	378,107,764
Industrial	2,405,292	135,943,128	—	138,348,420
Technology	4,268,297	376,297,759	—	380,566,056
Utilities	7,294,843	19,929,409	—	27,224,252
	221,236,203	1,413,429,852	—	1,634,666,055
Preferred Stock	—	13,305,570	—	13,305,570
Government Money Market Mutual Funds	20,988,213	—	—	20,988,213
Total Assets	$242,224,416	$1,426,735,422	$—	$1,668,959,838

September 30, 2025

Empower International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$15,923,341	$—	$15,923,341
Communications	3,939,030	36,060,286	—	39,999,316
Consumer, Cyclical	24,325,061	96,127,942	—	120,453,003
Consumer, Non-cyclical	—	120,777,076	—	120,777,076
Financial	17,599,213	87,645,648	—	105,244,861
Industrial	—	140,742,232	—	140,742,232
Technology	35,273,300	60,624,136	—	95,897,436
Utilities	—	4,852,481	—	4,852,481
	81,136,604	562,753,142	—	643,889,746
Government Money Market Mutual Funds	8,684,893	—	—	8,684,893
Total Assets	$89,821,497	$562,753,142	$—	$652,574,639

September 30, 2025

Empower International Index Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$1,840,206	$146,191,576	$—	$148,031,782
Communications	31,215,695	131,297,286	—	162,512,981
Consumer, Cyclical	1,040,030	385,535,054	—	386,575,084
Consumer, Non-cyclical	6,871,763	621,336,125	484	628,208,372
Diversified	1,680,523	—	—	1,680,523
Energy	—	101,641,207	—	101,641,207
Financial	7,796,400	799,785,888	—	807,582,288
Industrial	756,797	505,215,828	—	505,972,625
Technology	7,603,990	207,218,380	—	214,822,370
Utilities	2,114,350	97,704,275	—	99,818,625
	60,919,754	2,995,925,619	484	3,056,845,857
Preferred Stock	—	6,180,440	—	6,180,440
Rights
Communications	—	25	—	25
Financial	5,059	—	—	5,059
Industrial	—	—	20,520	20,520
Utilities	772,282	241,727	—	1,014,009
	777,341	241,752	20,520	1,039,613
Government Money Market Mutual Funds	116,518,490	—	—	116,518,490
Short Term Investments	—	47,288,154	—	47,288,154
Total investments, at fair value:	178,215,585	3,049,635,965	21,004	3,227,872,554
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	79,335	—	79,335
Futures Contracts(a)	196,209	—	—	196,209
Total Assets	$178,411,794	$3,049,715,300	$21,004	$3,228,148,098
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(60,203)	—	(60,203)
Total Liabilities	$—	$(60,203)	$—	$(60,203)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

September 30, 2025

Empower International Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$54,639,400	$74,180,084	$—	$128,819,484
Communications	—	36,988,205	—	36,988,205
Consumer, Cyclical	8,505,352	169,149,223	—	177,654,575
Consumer, Non-cyclical	24,937,292	256,542,670	—	281,479,962
Energy	2,922,956	71,028,374	—	73,951,330
Financial	12,318,580	397,999,887	—	410,318,467
Industrial	13,718,820	202,681,875	—	216,400,695
Technology	32,638,875	73,987,778	—	106,626,653
Utilities	4,194,509	13,715,127	—	17,909,636
	153,875,784	1,296,273,223	—	1,450,149,007
Preferred Stock	—	3,078,276	—	3,078,276
Government Money Market Mutual Funds	78,316,930	—	—	78,316,930
Total Assets	$232,192,714	$1,299,351,499	$—	$1,531,544,213
Foreign Currency Translations and Transactions
The accounting records of each Fund are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
The following table represents the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower International Index Fund
Futures Contracts:
Average long contracts	588
Average notional long	$74,522,193
Forward Currency Exchange Contracts:
Average notional amount	$13,876,783

September 30, 2025